Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	€ 28,325
Property, plant and equipment at end of period	27,432	€ 28,325
Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	1,060
Property, plant and equipment at end of period	1,014	1,060
Assets held under finance leases	2	3
Net book value of assets recognised in the course of construction	€ 23	15
Freehold buildings | Minimum
Property, plant and equipment
Useful life	25 years
Freehold buildings | Maximum
Property, plant and equipment
Useful life	50 years
Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	€ 27,265
Property, plant and equipment at end of period	26,418	27,265
Assets held under finance leases	760	681
Net book value of assets recognised in the course of construction	€ 1,344	1,224
Network infrastructure and other | Minimum
Property, plant and equipment
Useful life	1 year
Network infrastructure and other | Maximum
Property, plant and equipment
Useful life	35 years
Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	€ 70,757	70,470
Exchange movements	(351)	(1,453)
Arising on acquisition	58
Additions	4,991	5,057
Disposals	(1,994)	(2,814)
Disposal of subsidiaries		(552)
Other	188	49
Property, plant and equipment at end of period	73,649	70,757
Cost | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	2,225	2,266
Exchange movements	(11)	(38)
Additions	66	88
Disposals	(28)	(94)
Other	15	3
Property, plant and equipment at end of period	2,267	2,225
Cost | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	68,532	68,204
Exchange movements	(340)	(1,415)
Arising on acquisition	58
Additions	4,925	4,969
Disposals	(1,966)	(2,720)
Disposal of subsidiaries		(552)
Other	173	46
Property, plant and equipment at end of period	71,382	68,532
Accumulated impairment losses and amortisation
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	42,432	40,266
Exchange movements	126	(833)
Charge for the year	5,854	6,010
Disposals	(1,927)	(2,758)
Disposal of subsidiaries		(287)
Other	(16)	34
Property, plant and equipment at end of period	46,217	42,432
Accumulated impairment losses and amortisation | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	1,165	1,141
Exchange movements		(17)
Charge for the year	113	123
Disposals	(28)	(83)
Other	3	1
Property, plant and equipment at end of period	1,253	1,165
Accumulated impairment losses and amortisation | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	41,267	39,125
Exchange movements	126	(816)
Charge for the year	5,741	5,887
Disposals	(1,899)	(2,675)
Disposal of subsidiaries		(287)
Other	(19)	33
Property, plant and equipment at end of period	€ 44,964	€ 41,267